SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Southern California Gas Company Retirement Savings Plan 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Note receivable from participant, default period	90 days
Administrative expense paid by employer, term	23 months
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 3,193,465,000	$ 3,012,991,000
EBP, Nonconsolidated, Plan Interest in Master Trust | TRP
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 1,604,650,000	$ 1,426,615,000
Concentration of investment, as a percentage of total investments	50.25%	47.35%
EBP, Nonconsolidated, Plan Interest in Master Trust | The Vanguard Group, Inc.
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 612,812,000	$ 579,637,000
Concentration of investment, as a percentage of total investments	19.19%	19.24%
EBP, Nonconsolidated, Plan Interest in Master Trust | Sempra common stock
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 592,932,000	$ 665,310,000
Concentration of investment, as a percentage of total investments	18.57%	22.08%